Lease - Summary of Maturity Analysis of Annual Undiscounted Cash Flows (Detail) $ in Thousands	May 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
May 31, 2025	$ 227,888
May 31, 2026	184,310
May 31, 2027	130,508
May 31, 2028	90,996
May 31, 2029	48,238
Therafter	25,388
Total future lease payments	707,328
Less: Imputed interest	(59,401)
Present value of operating lease liabilities	$ 647,927